Summary of Material Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024
Summary Of Material Accounting Policies
Schedule of Subsidiaries

Details of subsidiaries as of 31 March 2025 and 30 June 2024 were as follows:

Subsidiaries	% of legal ownership 31 Mar 2025	% of legal ownership 30 Jun 2024	Country of Incorporation	Principal business activities
Australian Oilseeds Pty Ltd.	100%	100%	Australia	Investment

Cootamundra Oilseeds Pty Ltd.	82.7%	82.7%	Australia	Oilseeds crushing business

Cowcumbla Investments Pty Ltd.	82.7%	82.7%	Australia	Investment

Good Earth Oils Pty Ltd.	100%	100%	Australia	Marketing and Distribution

EDOC Acquisition Limited	100%	100%	Cayman Islands	SPAC

Details of subsidiaries as of June 30, 2024 and 2023 were as follows:

Subsidiaries	% of legal ownership 2024	% of legal ownership 2023	Country of Incorporation	Principal business activities
Australian Oilseeds Pty Ltd.	100%	100%	Australia	Investment
Cootamundra Oilseeds Pty Ltd.	82.7%	82.7%	Australia	Oilseeds crushing business
Cowcumbla Investments Pty Ltd.	82.7%	82.7%	Australia	Investment
Good Earth Oils Pty Ltd.	100%	50%	Australia	Marketing and Distribution
EDOC Acquisition Limited	100%	0%	Cayman Islands	SPAC

Schedule of Depreciation rates

The depreciation rates used for each class of depreciable assets are shown below:

Depreciation
Fixed asset class	rate
Buildings	3%
Plant and Equipment	3% to 33%
Motor Vehicles	17% to 25%
Office Equipment	3% to 50%

Schedule of Total Sales From Each Customer

	Unaudited Total Sales for The Three Months Ended	Unaudited Total Sales for The Nine Months Ended	Unaudited Outstanding Balance of Trade Receivables as at
	31 March 2025	31 March 2025	31 March 2025
Customer	AUD$	AUD$	AUD$
Energreen Nutrition Australia Pty Ltd.	3,271,722	6,389,585	799,737
Costco Wholesale Australia.	2,804,736	9,447,600	1,095,600
Daabon Organic Australia & Daabon Japan Pty Ltd.	845,799	2,801,858	1,426,824
Woolworths	845,602	2,579,650	293,836
DA Hall T/A Ellerslie Free Range Farms	523,598	758,721	162,992

	Unaudited Total Sales for the Three Months Ended 31 March 2024	Unaudited Total Sales for the Nine Months Ended 31 March 2024	Unaudited Outstanding Balance of Trade Receivables as at 31 March 2024
Customer	AUD$	AUD$	AUD$
Energreen Nutrition Australia Pty Ltd.	2,394,423	5,566,131	23,820
Daabon Organic Australia & Daabon Japan Pty Ltd.	1,963,337	4,374,724	1,463,988
Costco Wholesale Australia	422,400	4,399,629	422,400
Woolworths	754,963	754,963	461,602
Hygain NSW (Proprietary) Limited	567,528	2,887,691	101,193

	Total Sales for	Outstanding Balance of Trade
	the Year Ended	Receivables as at
	30 June 2024	30 June 2024
Customer	AUD$	AUD$
Daabon Organic Australia Pty Ltd.	6,026,698	1,703,927
Costco Wholesale Australia	5,857,260	1,229,271
Energreen Nutrition Australia Pty Ltd.	4,838,204	-
Hygain NSW (Proprietary) Ltd.	3,306,466	250,845
100% Bottling Company Pty Ltd.	1,911,641	-

Customer	Total Sales for the Year Ended 30 June 2023 AUD$	Outstanding Balance of Trade Receivables as at 30 June 2023 AUD$
100% Bottling Company Pty Ltd.	5,484,307	1,446,763
Hygain NSW (Proprietary) Ltd.	4,504,121	453,344
Good Earth Oils Pty Ltd.	3,380,714	1,226,945
Pryde’s EasiFeed Pty Ltd.	2,179,696	155,412
Energreen Nutrition Australia Pty Ltd.	1,693,451	-